Pay vs Performance Disclosure	12 Months Ended
Apr. 30, 2026 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of the SEC’s Regulation
S-K,
we are providing the following information about the relationship between “Compensation Actually Paid,” referred to as “CAP,” to our CEO (or principal executive officer (“
PEO
”)) and our other NEOs as compared to the Company’s total shareholder return (“
TSR
”), the TSR of our selected peer group, our net income, and our Company-selected performance measure, adjusted earnings per share (“
EPS
”). For further information concerning our performance-based approach to executive compensation and how we align our executive compensation program with our performance, please refer to the “Compensation Discussion and Analysis” above.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income	Adjusted EPS ($) (5)
					Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)(4)

2026	$14,627,631	$20,165,946	$3,168,912	$4,023,964	$104	$98	$1,325	$3.72

(1)	Reflects the fiscal 2026 executive compensation for our Chief Executive Officer, Brendan Horgan, who served as our Principal Executive Officer (“ PEO ”).

(2)
Reflects the fiscal 2026 executive compensation for the NEOs other than the PEO (
i.e.
, Alex Pease, John Washburn, Lynne Fuller-Andrews, and Brad Lull), as reported in the “2026 Summary Compensation Table.”

(3)
TSR reflects the cumulative return for the period beginning March 2, 2026, the first day on which shares of Sunbelt Common Stock were traded on the NYSE, through April 30, 2026, the last day of our fiscal year 2026.

(4)	The Peer Group used for TSR comparisons reflects S&P 500 Industrials (Sector) index.

(5)	Reflects Sunbelt’s adjusted earnings per share for fiscal 2026; for a reconciliation of adjusted EPS to the most directly comparable GAAP measure, please see Annex A.
To calculate “Compensation Actually Paid” for our CEO and other NEOs, the following adjustments were made to the “Total” compensation as reported in the “2026 Summary Compensation Table” above.

Adjustments	2026
	PEO	Non-PEO NEO Average

Summary Compensation Table Total	$14,627,631	$3,168,912

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$11,077,565	$1,756,074

Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding	$10,718,562	$1,686,377

Addition of change in fair value of awards granted during prior fiscal years* that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end	$4,102,495	$575,449

Addition of change in fair value of awards granted during prior fiscal years* that vested during applicable fiscal year, determined based on change in fair value from prior fiscal year end to vesting date	—	$43,204

Increase based on dividends or other earnings paid during the applicable fiscal year prior to the vesting date	$122,456	$20,780

Increase based on the incremental fair value of awards modified during the applicable fiscal year	$1,672,367	$285,316

Compensation Actually Paid	$20,165,946	$4,023,964

*	“Awards granted during prior fiscal years” refers to PSUs and RSUs granted by Ashtead between fiscal years 2023 and 2025 and assumed by Sunbelt upon the effective date of the Scheme.

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote
(1)	Reflects the fiscal 2026 executive compensation for our Chief Executive Officer, Brendan Horgan, who served as our Principal Executive Officer (“ PEO ”).

(2)
Reflects the fiscal 2026 executive compensation for the NEOs other than the PEO (
i.e.
, Alex Pease, John Washburn, Lynne Fuller-Andrews, and Brad Lull), as reported in the “2026 Summary Compensation Table.”

Peer Group Issuers, Footnote	The Peer Group used for TSR comparisons reflects S&P 500 Industrials (Sector) index.
PEO Total Compensation Amount	$ 14,627,631
PEO Actually Paid Compensation Amount	$ 20,165,946
Adjustment To PEO Compensation, Footnote
To calculate “Compensation Actually Paid” for our CEO and other NEOs, the following adjustments were made to the “Total” compensation as reported in the “2026 Summary Compensation Table” above.

Adjustments	2026
	PEO	Non-PEO NEO Average

Summary Compensation Table Total	$14,627,631	$3,168,912

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$11,077,565	$1,756,074

Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding	$10,718,562	$1,686,377

Addition of change in fair value of awards granted during prior fiscal years* that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end	$4,102,495	$575,449

Addition of change in fair value of awards granted during prior fiscal years* that vested during applicable fiscal year, determined based on change in fair value from prior fiscal year end to vesting date	—	$43,204

Increase based on dividends or other earnings paid during the applicable fiscal year prior to the vesting date	$122,456	$20,780

Increase based on the incremental fair value of awards modified during the applicable fiscal year	$1,672,367	$285,316

Compensation Actually Paid	$20,165,946	$4,023,964

Non-PEO NEO Average Total Compensation Amount	$ 3,168,912
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,023,964
Adjustment to Non-PEO NEO Compensation Footnote
To calculate “Compensation Actually Paid” for our CEO and other NEOs, the following adjustments were made to the “Total” compensation as reported in the “2026 Summary Compensation Table” above.

Adjustments	2026
	PEO	Non-PEO NEO Average

Summary Compensation Table Total	$14,627,631	$3,168,912

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$11,077,565	$1,756,074

Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding	$10,718,562	$1,686,377

Addition of change in fair value of awards granted during prior fiscal years* that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end	$4,102,495	$575,449

Addition of change in fair value of awards granted during prior fiscal years* that vested during applicable fiscal year, determined based on change in fair value from prior fiscal year end to vesting date	—	$43,204

Increase based on dividends or other earnings paid during the applicable fiscal year prior to the vesting date	$122,456	$20,780

Increase based on the incremental fair value of awards modified during the applicable fiscal year	$1,672,367	$285,316

Compensation Actually Paid	$20,165,946	$4,023,964

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Company Performance Measures
The following table alphabetically lists the measures we believe are most important in linking compensation actually paid to Company performance during fiscal 2026:

(1)	Compound Adjusted Earnings Per Share;

(2)	Adjusted Return on Investment; and

(3)	Relative Total Shareholder Return.

Total Shareholder Return Amount	$ 104
Peer Group Total Shareholder Return Amount	98
Net Income (Loss)	$ 1,325
Company Selected Measure Amount	3.72
PEO Name	Brendan Horgan
Measure:: 1
Pay vs Performance Disclosure
Name	Compound Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Return on Investment
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,077,565)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,718,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,102,495
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,672,367
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,456
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,756,074)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,686,377
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,449
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,204
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,316
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 20,780